PROVISIONS, COMMITMENTS AND CONTINGENCIES - Disclosure of Provisions (Details) € in Millions	6 Months Ended
Jun. 30, 2023 EUR (€)
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 170
Charged/(credited) to profit or loss:
Additional provisions recognised	44
Unused amounts reversed	(6)
Utilised during the period	(56)
Ending balance	152
Restructuring Provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	137
Charged/(credited) to profit or loss:
Additional provisions recognised	37
Unused amounts reversed	(3)
Utilised during the period	(54)
Ending balance	117
Other Provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	33
Charged/(credited) to profit or loss:
Additional provisions recognised	7
Unused amounts reversed	(3)
Utilised during the period	(2)
Ending balance	€ 35